ESTIMATION OF FAIR VALUE - Fair value of financial assets recognized at amortized cost (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets	$ 259,515,428	$ 245,105,338
Investment securities at amortized cost | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	3,053,862	2,972,616
Certain Financial Assets At Amortised Cost Held To Maturity Investments And Loans And Receivables Category [Member]
Disclosure of financial assets [line items]
Financial assets at fair value	186,339,766	179,213,154
Certain Financial Assets At Amortised Cost Held To Maturity Investments And Loans And Receivables Category [Member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	176,996,179	171,658,270
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	224,581,946	215,324,860
Financial assets at amortised cost, category [member] | Investment securities and loan portfolio
Disclosure of financial assets [line items]
Financial assets at fair value	183,308,411	176,228,181
Financial assets at amortised cost, category [member] | Investment securities and loan portfolio | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	173,942,317	168,685,654
Debt securities | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	29,346,069	25,702,607
Debt securities | Financial assets at amortised cost, category [member] | Investment securities at amortized cost
Disclosure of financial assets [line items]
Financial assets at fair value	3,031,355	2,984,973
Debt securities | Financial assets at amortised cost, category [member] | Investment securities at amortized cost | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 3,053,862	$ 2,972,616